Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

September 30, 2019

Dates Covered
Collections Period	09/01/19 - 09/30/19
Interest Accrual Period	09/16/19 - 10/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/19	224,222,364.89	18,174
Yield Supplement Overcollateralization Amount 08/31/19	6,153,325.31	0
Receivables Balance 08/31/19	230,375,690.20	18,174
Principal Payments	10,895,069.82	328
Defaulted Receivables	549,517.46	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/19	5,682,857.94	0
Pool Balance at 09/30/19	213,248,244.98	17,809

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.67%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	6,275,092.54	400
Past Due 61-90 days	1,823,150.94	114
Past Due 91-120 days	323,112.07	20
Past Due 121+ days	0.00	0
Total	8,421,355.55	534

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.85%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.98%
Delinquency Trigger Occurred	NO

Recoveries	271,940.51
Aggregate Net Losses/(Gains) - September 2019	277,576.95
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.45%
Prior Net Losses Ratio	1.14%
Second Prior Net Losses Ratio	0.92%
Third Prior Net Losses Ratio	0.68%
Four Month Average	1.05%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.44%

Overcollateralization Target Amount	9,631,681.66
Actual Overcollateralization	9,631,681.66
Weighted Average APR	3.85%
Weighted Average APR, Yield Adjusted	5.94%
Weighted Average Remaining Term	32.12

Flow of Funds	$ Amount

Collections	11,899,267.59
Investment Earnings on Cash Accounts	42,194.42
Servicing Fee	(191,979.74)
Transfer to Collection Account	0.00
Available Funds	11,749,482.27

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	215,121.22
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	884,113.49
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	9,631,681.66
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	981,068.15

Total Distributions of Available Funds	11,749,482.27

Servicing Fee	191,979.74
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 09/16/19	214,132,358.47
Principal Paid	10,515,795.15
Note Balance @ 10/15/19	203,616,563.32

Class A-1
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-2
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-3
Note Balance @ 09/16/19	112,642,358.47
Principal Paid	10,515,795.15
Note Balance @ 10/15/19	102,126,563.32
Note Factor @ 10/15/19	31.5205442%

Class A-4
Note Balance @ 09/16/19	75,480,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	75,480,000.00
Note Factor @ 10/15/19	100.0000000%

Class B
Note Balance @ 09/16/19	26,010,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	26,010,000.00
Note Factor @ 10/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	252,618.97
Total Principal Paid	10,515,795.15
Total Paid	10,768,414.12

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	122,029.22
Principal Paid	10,515,795.15
Total Paid to A-3 Holders	10,637,824.37

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2683183
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.1693116
Total Distribution Amount	11.4376299

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3766334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	32.4561579
Total A-3 Distribution Amount	32.8327913

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	84.07
Noteholders' Principal Distributable Amount	915.93

Account Balances	$ Amount

Reserve Account
Balance as of 09/16/19	23,407,920.41
Investment Earnings	39,084.70
Investment Earnings Paid	(39,084.70)
Deposit/(Withdrawal)	-
Balance as of 10/15/19	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41